Other current assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Other current assets

11. Other current assets

	2022	2021
	€	€
Prepayments	4,044,255	1,507,753
Other assets	582,589	5,699
	4,626,844	1,513,452

Prepayments mainly relate to prepaid insurance, sign-on bonus to personnel, prepaid research and development expenses and rent.

Other assets per December 31, 2022 mainly consist of deferred transaction costs related to Group’s in-process equity financing (refer to note 13). The Company defers the transaction costs related to any in-process financing. Upon recognition of the equity instruments, the related transaction costs are deducted from share premium.